Statutory Information - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statutory Information
Non-cash dividend		$ 28,300,000
New York Department of Commerce
Statutory Information
Ordinary dividends declared and paid	$ 0	1,100,000
Extraordinary dividends declared and paid		600,000
Non-cash dividend		$ 28,300,000